Summarized Financial Information for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Revenues	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529	$ 608,447		$ 565,929	$ 459,153
Operating expenses									197,639		176,851	133,293
Depreciation and amortization expense									165,517		136,169	88,601
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									178,478		211,790	204,982
Income (loss) from unconsolidated affiliates									67,542		433
Barnett
Segment Reporting Disclosure [Line Items]
Revenues									395,467		361,843	358,821
Operating expenses									101,703		94,009	81,304
Depreciation and amortization expense									93,343		76,979	62,559
Operating income									200,421		190,855	214,958
Capital expenditures									98,507		253,126	156,430
Total Assets	1,573,789				1,584,207				1,573,789		1,584,207	1,405,002
Eagle Ford
Segment Reporting Disclosure [Line Items]
Revenues									7,232
Operating expenses									1,604
Depreciation and amortization expense									968
Operating income									4,660
Capital expenditures									11,796
Total Assets	925,694								925,694
Haynesville
Segment Reporting Disclosure [Line Items]
Revenues									68,184		93,107	2,082
Operating expenses									15,642		18,057	508
Depreciation and amortization expense									33,210		29,051	422
Operating income									19,332		45,999	1,152
Capital expenditures									23,578		56,087
Total Assets	1,324,599				527,527				1,324,599		527,527	504,780
Marcellus Shale
Segment Reporting Disclosure [Line Items]
Revenues									783
Operating expenses									188
Depreciation and amortization expense									6
Operating income									589
Income (loss) from unconsolidated affiliates									67,592		433
Capital expenditures										[1]
Total Assets	1,142,550				886,558				1,142,550		886,558
Niobrara
Segment Reporting Disclosure [Line Items]
Revenues									116
Operating expenses									85
Depreciation and amortization expense									79
Operating income									(48)
Capital expenditures									1,967
Total Assets	91,236								91,236
Utica
Segment Reporting Disclosure [Line Items]
Revenues									353
Operating expenses									159
Depreciation and amortization expense									48
Operating income									146
Income (loss) from unconsolidated affiliates									(38)
Capital expenditures									126
Total Assets	356,662								356,662
Mid-Continent
Segment Reporting Disclosure [Line Items]
Revenues									136,312		110,979	98,250
Operating expenses									52,979		47,749	42,521
Depreciation and amortization expense									32,042		28,014	23,709
Operating income									51,291		35,216	32,020
Income (loss) from unconsolidated affiliates									(12)
Capital expenditures									184,285		88,259	49,015
Total Assets	714,510				531,410				714,510		531,410	464,250
Corporate
Segment Reporting Disclosure [Line Items]
Operating expenses									25,279		17,036	8,960
Depreciation and amortization expense									5,821		2,125	1,911
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									(97,913)		(60,280)	(43,148)
Capital expenditures									30,241		21,362	10,858
Total Assets	432,060				153,536				432,060		153,536	171,884
Consolidated
Segment Reporting Disclosure [Line Items]
Revenues									608,447		565,929	459,153
Operating expenses									197,639		176,851	133,293
Depreciation and amortization expense									165,517		136,169	88,601
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									178,478		211,790	204,982
Income (loss) from unconsolidated affiliates									67,542		433
Capital expenditures									350,500		418,834	216,303
Total Assets	$ 6,561,100				$ 3,683,238				$ 6,561,100		$ 3,683,238	$ 2,545,916

[1]	Amount excludes $384.4 million for the Partnership's share of capital expenditures included in investments in unconsolidated affiliates.